OBLIGATIONS WITH FIDC - INVESTMENT FUND IN CREDIT RIGHTS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
OBLIGATIONS WITH FIDC - INVESTMENT FUND IN CREDIT RIGHTS
Current obligations with FIDC	R$ 45,497	R$ 944,513
Non-current obligations with FIDC	0	R$ 42,893
Book value of acquistion of credit rights	R$ 954,916